Subsequent Events - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	May 31, 2024
Subsequent Event [Line Items]
Equity method investment, quoted market value			$ 65.0
Reneo Stockholders [Member] | Pre-merger [Member]
Subsequent Event [Line Items]
Business acquisition, percentage of voting interests acquired			31.00%
Onkure Shareholder [Member] | Pre-merger [Member]
Subsequent Event [Line Items]
Business acquisition, percentage of voting interests acquired			69.00%
RENEO PHARMACEUTICALS INC [Member]
Subsequent Event [Line Items]
Severance and continuation of benefit expenses		$ 2.5
Forecast [Member] | RENEO PHARMACEUTICALS INC [Member]
Subsequent Event [Line Items]
Severance and continuation of benefit expenses	$ 1.6